Other Income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income [abstract]
Maintenance income			$ 9	$ 9	$ 9
Forfeiture of customer deposit			50		151
Others			617	406	390
Other income	$ 622	$ 223	$ 676	$ 415	$ 550